Note 16 - Tax Expense - Recognised Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Statement Line Items [Line Items]
Deferred tax asset	$ 1,703		$ 1,434
Deferred tax liability	(24,933)		(20,989)
Net deferred tax asset (liability)	(23,230)	[1]	(19,555)	[1]	$ (15,865)
Property, plant, and equipment deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset
Deferred tax liability	(24,930)		(20,985)
Net deferred tax asset (liability)	(24,930)	[1]	(20,985)	[1]	(17,092)
Allowance for obsolete stock deferred tax asset [member]
Statement Line Items [Line Items]
Deferred tax asset	258		35
Deferred tax liability
Net deferred tax asset (liability)	258	[1]	35	[1]	12
Prepayments deferred tax liability [member]
Statement Line Items [Line Items]
Deferred tax asset
Deferred tax liability	(3)		(4)
Net deferred tax asset (liability)	(3)	[1]	(4)	[1]	(3)
Unrealised foreign exchange gains (losses) [member]
Statement Line Items [Line Items]
Deferred tax asset	34		97
Deferred tax liability
Net deferred tax asset (liability)	34	[1]	97	[1]
Share-based payments deferred tax assets [member]
Statement Line Items [Line Items]
Deferred tax asset	13		12
Deferred tax liability
Net deferred tax asset (liability)	13	[1]	12	[1]
Provisions [member]
Statement Line Items [Line Items]
Deferred tax asset	1,386		1,290
Deferred tax liability
Net deferred tax asset (liability)	1,386	[1]	1,290	[1]	$ 1,218
Other temporary differences [member]
Statement Line Items [Line Items]
Deferred tax asset	12
Deferred tax liability
Net deferred tax asset (liability)	$ 12

[1]	The deferred tax liability consists of a deferred tax asset of $65 (2016: $44) from the South African operations and a deferred tax liability of $19,620 (2016: $15,909) due to the Zimbabwean operations. The amounts are in different tax jurisdictions and cannot offset. The amounts are presented as a Non-current asset and a Non-current liability in the Statement of financial position. The deferred tax asset recognised is supported by evidence of probable future taxable income.